Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax assets recoverable [Abstract]
Corporate income tax (IRPJ)	R$ 56,342	R$ 50,636
Social contribution tax on net profit (CSLL)	16,743	9,846
Social security contribution tax (INSS)	19,669	30,029
Integration program (PIS) / Social security financing (COFINS)/Social contribution tax	9,259	3,203
Withholding income tax (IRRF)	16,946	10,425
PIS/COFINS recoverable on acquisition of assets	13,099	8,173
Other	21,953	9,922
Total	154,011	122,234
Current	101,870	117,782	R$ 92,085
Non-current	R$ 52,141	R$ 4,452	R$ 22,163